Summary of Significant Accounting Policies - Schedule of Financial Statement Amounts and Balances of the VIE (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 14,100	$ 34,318
Restricted cash	4,598	5,545
Notes receivable	6,797	7,309
Accounts receivable, net	120,661	126,467
Due from related parties	2,279	662
Prepayments and other current assets, net	36,360	28,912
Total Current Assets	184,795	203,213
Property and equipment, net	66,876	57,827
Intangible assets, net	11,235	11,413
Operating lease right-of-use assets, net	7,980	9,827
Long-term investments	1,921	1,900
Deposit for investment	10,617	10,573
Deferred tax assets	1,519	1,396
Other non-current assets	4,215	9,623
Total Assets	289,158	305,772
Current Liabilities
Notes payable	12,176	14,907
Accounts payable	63,477	91,936
Short-term bank loans	48,739	39,401
Long-term bank loans, current	412
Due to related parties	1,436	1,687
Salary and welfare payables	2,324	3,017
Accrued expenses and other current liabilities	8,505	7,508
Operating lease liabilities, current	3,972	4,218
Tax payables	3,595	2,994
Total Current Liabilities	144,636	165,668
Long-term bank loans	16,046	16,390
Operating lease liabilities, non-current	3,188	4,648
Deferred tax liabilities	133	49
Other non-current liabilities	2,695	2,839
Total Liabilities	166,698	189,594
Net assets	$ 122,460	$ 116,178